Other Operating Expenses - Tax Disputes in South Korea - Additional Information (Details) £ in Millions	Sep. 16, 2021 GBP (£)
South Korea | VAT | BAT Korea | Tax Reassessment
Profit From Operations [Line Items]
Settlement received	£ 4